UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21147

Eaton Vance Insured California Municipal Bond Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2005

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21142

Eaton Vance Insured Municipal Bond Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2005

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21148

Eaton Vance Insured New York Municipal Bond Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders

Item 1. Reports to Stockholders

Item 1. Reports to Stockholders

Semiannual Report March 31, 2005

	EATON VANCE INSURED MUNICIPAL BOND FUNDS	CLOSED-END FUNDS: Insured Municipal Insured California Insured New York

IMPORTANT NOTICES REGARDING PRIVACY,

DELIVERY OF SHAREHOLDER DOCUMENTS,

PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•   Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•   None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).  In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•   Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•   We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling
1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

LETTER TO SHAREHOLDERS

Thomas J. Fetter

President

The municipal bond market is a center of capital formation for states, municipalities and, in some cases, private economic initiatives. In this edition of our continuing educational series, we will discuss industrial development revenue (IDR) bonds. IDR bonds have long been used as a financing mechanism by local governments to provide assistance to local employers and encourage job retention and creation within their communities.

IDR bonds finance private activities that benefit the public...

IDR bonds are issued by municipal authorities to finance projects and facilities used by private corporations. Historically, IDR bonds have represented a partnership between the private and public sectors – a source of dedicated funding for companies and a source of job creation in projects beneficial to local communities.  The Private-Activities” provision of the Tax Reform Act of 1986 permits issuance of tax-exempt bonds for specific activities, including pollution control; gas and electric service; water distribution; wastewater systems; solid waste disposal; airports and selected transportation projects; and other industrial projects.

The Act also placed a cap on the dollar amount that may be raised for IDR bonds in each state, limiting the amount to $50 per person/per state/per year, with a $150 million maximum. These limitations provide protection against potential abuse and ensure that tax-exempt IDR bonds will indeed be issued for projects that will benefit the public.

IDR bonds finance utility-related projects and other industrial initiatives...

Typically, IDR bond projects provide financing for manufacturing, processing or utility facilities. Historically, about one-half of these bonds have been issued to finance pollution control facilities for manufacturers and electric utilities. As many utilities and manufacturers have been ordered to comply with stricter environmental and fuel standards, pollution control bonds have helped finance the retrofits of existing plants. Other IDR bonds have served as inducements from state and local issuers to locate plants or build new facilities, in the hope that such construction might generate further economic growth for a community.

IDR bonds are secured by corporate revenues – not those of state or local governments...

IDR bond issues are secured by the credit of the underlying corporation. The municipal issuing authority acts solely as a conduit to permit tax-exempt financing. The corporation pledges to make payments sufficient to meet all debt service obligations. Unlike some revenue issues, IDR bonds are backed by revenues of the entire corporation, not solely by those of the project being financed.

Because IDR bonds are backed by corporate revenues and not by the taxing authority of a state or local jurisdiction, they have historically provided coupon premiums above those of general obligations and other more traditional revenue bonds. Bonds may be either collateralized or unsecured. Collateralized bonds have a lien against the company’s assets, which may provide bond holders enhanced bargaining power in the event of a bankruptcy. Unsecured bonds have no such lien.

While providing new opportunities, IDR bonds require rigorous analysis...

While IDR bonds may provide unusual investment opportunities, they also may entail increased risk and, therefore, demand especially intensive analysis. At Eaton Vance, we have credit analysts and resources dedicated to IDR bond research.

IDR bonds represent a key segment of the municipal bond market and should remain an important source of capital formation. In our view, the experience and resources needed to evaluate these issues further demonstrates the value of professional management. We will continue to look for opportunities in this sector of the municipal market.

Sincerely,

/s/ Thomas J. Fetter
Thomas J. Fetter
President
May 4, 2005

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

MARKET RECAP

The U.S. economy continued to generate moderate growth during the six months ended March 31, 2005. While higher gasoline and energy prices pinched consumers, the weak U.S. dollar raised inflationary concerns and helped push interest rates higher.

After a promising recovery in 2004, slower growth in early 2005...

The nation’s Gross Domestic Product grew by 3.1% in the first quarter of 2005, according to preliminary Commerce Department figures, following a 3.8% rise in the fourth quarter of 2004. Manufacturing activity, which had expanded strongly in the second half of 2004, slackened somewhat in the first quarter of 2005, amid slower industrial production and weakening demand for durable goods.

Consumer spending, which helped fuel the economic recovery over the past year, weakened considerably, as higher fuel costs and rising interest rates on loans and mortgages prompted consumers to tighten their belts. Capital spending also slowed, as businesses curtailed new investments in plants and factories, while reducing the pace of investment in productivity-enhancing equipment and software. Residential construction remained relatively strong, although slightly off the torrid pace set in 2004.

After recovering dramatically in 2004, job creation weakened somewhat in early 2005...

The nation’s labor markets strengthened during the year, although the pace of job creation weakened at the close of the period. Hiring picked up during the year in areas that had suffered large technology sector layoffs. Also, manufacturing, financial services, business services, trucking, shipping, construction, energy, health care, and media also generated new jobs. In the first quarter of 2005, however, employers showed some reticence in hiring practices, as they were forced to cope with unpredictable fuel cost hikes.

Municipal bond yields were 99% of Treasury yields

4.70%	7.23%

30-Year AAA-rated	Taxable equivalent yield
General Obligation (GO) Bonds*	in 35.0% tax bracket

4.75%

30-Year Treasury Bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield. Statistics as of March 31, 2005.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

The Federal Reserve continued to raise short-term interest rates in 2005...

The Federal Reserve pushed short-term rates higher, suggesting it will continue to raise rates to keep the economy from growing too quickly and, thereby, reviving inflation. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on eight occasions, raising that benchmark from 1.00% to 3.00%, including its most recent rate hike in May 2005.

The municipal bond market posted a modest gain for the year, slightly outperforming the Treasury market. For the six months ended March 31, 2005, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21.%.*

*It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the various portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

INVESTMENT UPDATE

The Fund

•        Based on share price (traded on the American Stock Exchange), the Fund had a total return of 2.62% for the six months ended March 31, 2005. That return was the result of a decrease in share price from $13.95 on September 30, 2004 to $13.85 on March 31, 2005 and the reinvestment of $0.469 in monthly dividends.(1)

•        Based on net asset value, the Fund had a total return of 4.41% for the six months ended March 31, 2005. That return was the result of an increase in net asset value per share from $14.75 on September 30, 2004 to $14.90 on March 31, 2005, and the reinvestment of all distributions.

•        In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% during the six months ended March 31, 2005.(2)

•        Based on the last dividend of the semi-annual period and a share price of $13.85, the Fund had a market yield of 6.77% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 10.42%.(4)

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Thomas J. Fetter

Portfolio Manager

Management Discussion

•        The U.S. economy expanded moderately during the period, despite concerns over rising fuel costs. Manufacturing rebounded somewhat, while financial services, business services, transportation, construction, energy and health care posted strong job growth. The U.S. jobless rate was 5.2% in March 2005, down from 5.7% a year ago.

•        Insured* transportation bonds were again the Fund’s largest sector weighting at March 31, 2005. The Fund’s investments represented a wide range of transportation projects across the nation, including toll bridges, a marine terminal, highway and turnpike authorities and a monorail project.

•        Insured* general obligations (GOs) remained prominent investments. The Fund’s holdings included a geographically diversified mix of state, county and municipal issuers representing a wide variety of revenue sources.

•        Insured* water and sewer bonds were key investments for the Fund. The Fund’s holdings focused predominantly on large city projects. Water bonds have been issued in greater volume in recent years, as metropolitan areas attempt to upgrade their water and wastewater infrastructures to meet the challenges of economic growth and expanding populations.

•        At March 31, 2005, the Fund had leverage in the amount of approximately 38% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information

as of March 31, 2005

Performance(7)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year	1.57%
Life of Fund (8/30/02)	5.21

Average Annual Total Returns (by net asset value)

One Year	6.14%
Life of Fund (8/30/02)	8.22

(1)                               A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax.

(2)                               It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)                               The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4)                               Taxable-equivalent yield assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5)                               Rating Distribution may not be representative of the Fund’s current or future investments.

(6)                               Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7)                               Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured California Municipal Bond Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

•        Based on share price (traded on the American Stock Exchange), the Fund had a total return of 1.24% for the six months ended March 31, 2005. That return was the result of a decrease in share price from $13.73 on September 30, 2004 to $13.46 on March 31, 2005 and the reinvestment of $0.444 in monthly dividends.(1)

•        Based on net asset value, the Fund had a total return of 4.21% for the six months ended March 31, 2005. That return was the result of an increase in net asset value per share from $14.25 on September 30, 2004 to $14.38 on March 31, 2005, and the reinvestment of all distributions.

•        In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% during the six months ended March 31, 2005.(2)

•        Based on the last dividend of the semi-annual period and a share price of $13.46, the Fund had a market yield of 6.51% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 11.04%.(4) The dividend declared on April 29, 2005 reflects a reduction of the monthly dividend of $0.002 per share.

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Cynthia J. Clemson

Portfolio Manager

Management Discussion

•        California’s economy generated good job growth in late 2004 and early 2005. The business services sector added the largest number of jobs, with construction and financial services also making significant contributions. The government sector, subject to budgetary restraints, remained a sore spot in the state economy.  The state’s March 2005 jobless rate was 5.8%, down from 6.4% a year ago.

•        Insured* general obligations (GOs) constituted the Fund’s largest sector weighting at March 31, 2005. The Fund’s investments focused predominantly on issues for unified school districts and community college districts.

•        Insured* lease revenue/certificates of participation (COPs) were major investments. The Fund’s investments enabled cost-effective, lease financing for state, county and municipal borrowers for a broad range of public works projects, including a medical center project, a civic center and a county administration building.

•        Insured* transportation bonds provided an attractive income stream. The Fund’s investments represented state, county and local issues for a variety of transportation-related projects, including toll bridges, airport authorities and highway projects.

•        At March 31, 2005, the Fund had leverage in the amount of approximately 39% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information

as of March 31, 2005

Performance(7)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year	-0.63%
Life of Fund (8/30/02)	3.99

Average Annual Total Returns (by net asset value)

One Year	4.64%
Life of Fund (8/30/02)	6.68

(1)                               A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax.

(2)                               It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)                               The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4)                               Taxable-equivalent yield assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5)                               Rating Distribution may not be representative of the Fund’s current or future investments.

(6)                               Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7)                               Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured New York Municipal Bond Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

•        Based on share price (traded on the American Stock Exchange), the Fund had a total return of -0.77% for the six months ended March 31, 2005. That return was the result of a decrease in share price from $13.86 on September 30, 2004 to $13.32 on March 31, 2005 and the reinvestment of $0.441 in monthly dividends.(1)

•        Based on net asset value, the Fund had a total return of 4.40% for the six months ended March 31, 2005. That return was the result of an increase in net asset value per share from $14.39 on September 30, 2004 to $14.55 on March 31, 2005, and the reinvestment of all distributions.

•        In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% during the six months ended March 31, 2005.(2)

•        Based on the last dividend of the semi-annual period and a share price of $13.32, the Fund had a market yield of 6.49% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 10.82%.(4)  The dividend declared on April 29, 2005 reflects a reduction of the monthly dividend of $0.002 per share.

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Thomas J. Fetter

Portfolio Manager

Management Discussion

•        During 2004 and into early 2005, New York State posted positive job growth for the first time since 2000. Job creation was especially strong in business services, education, health care and tourism. Gains in finance have been modest, while the state continued to lose manufacturing jobs at a faster rate than the nation as a whole. The state’s March 2005 jobless rate was 5.1%, down from 6.1% a year ago.

•        Insured* transportation bonds were the Fund’s largest sector weighting at March 31, 2005. With transportation a key to New York’s economic capital, these bonds financed important upgrades. The Fund’s holdings included issues for rapid transit, bridges and tunnels, ports and highway authorities.

•        Insured* hospital bonds were a large investment for the Fund. In a competitive and cost-conscious climate, the Fund focused on what management believes to be well-managed, financially sound hospitals, including a Brooklyn-based acute care facility and one of the nation’s leading cancer care and research centers.

•        Insured* private education bonds were major holdings. Management focused on dormitory authority and industrial development agency bonds, which helped finance the building of living quarters and classroom facilities for some of the state’s leading colleges and universities.

•        At March 31, 2005, the Fund had leverage in the amount of approximately 38% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information

as of March 31, 2005

Performance(7)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year	-1.89%
Life of Fund (8/30/02)	3.49

Average Annual Total Returns (by net asset value)

One Year	6.73%
Life of Fund (8/30/02)	7.08

(1)                               A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax.

(2)                               It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)                               The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4)                               Taxable-equivalent yield assumes a maximum 40.01% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5)                               Rating Distribution may not be representative of the Fund’s current or future investments.

(6)                               Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7)                               Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 161.6%
Principal Amount (000's omitted)	Security	Value
Electric Utilities - 0.2%
$2,000	Minnesota Municipal Power Agency, 5.125%, 10/1/29	$2,059,900
		$2,059,900
General Obligations - 9.5%
$15,175	California, 5.00%, 6/1/34	$15,471,216
12,500	California, 5.25%, 4/1/30	13,008,125
3,750	California, 5.25%, 4/1/34	3,929,400
13,250	California, 5.50%, 11/1/33	14,198,832
19,500	New York City, NY, 5.25%, 1/15/33	20,326,995
15,000	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	15,830,850
10,580	South Carolina, 3.00%, 8/1/20(1)	8,903,493
		$91,668,911
Hospital - 3.6%
$1,000	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.00%, 7/1/39	$990,850
3,000	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/35	3,054,510
5,000	Camden County, NJ, Improvement Authority, (Cooper Health), 5.75%, 2/15/34	5,173,100
1,500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	1,490,820
2,600	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	2,739,776
3,900	Hawaii Pacific Health, 5.60%, 7/1/33	3,974,685
5,525	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	5,719,590
8,500	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,606,845
2,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	2,568,450
		$34,318,626
Insured-Electric Utilities - 12.2%
$13,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$13,758,290
21,355	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/27	6,668,739
10,220	Forsyth, MT, PCR, (Puget Sound Energy), (AMBAC), 5.00%, 3/1/31	10,482,041
9,000	Jacksonville Electric Authority, FL, Electric System Revenue, (FSA), 4.75%, 10/1/34	9,002,790

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$2,625	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	$2,698,867
60,755	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/37	62,544,235
10,650	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/22	4,835,419
18,745	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/24	7,604,472
		$117,594,853
Insured-Escrowed / Prerefunded - 1.0%
$9,000	Metropolitan Transportation Authority, NY, Petroleum Tax Fund, Prerefunded to 11/15/11, (FGIC), 5.00%, 11/15/31	$9,733,410
		$9,733,410
Insured-General Obligations - 31.5%
$4,100	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	$3,242,690
60,000	California, (XLCA), Variable Rate, 5.00%, 10/1/28	61,680,000
15,380	Chicago, IL, (MBIA), 5.00%, 1/1/41	15,576,556
15,530	Chicago, IL, Board of Education, (Chicago School Reform), (FGIC), 0.00%, 12/1/30	4,050,690
41,300	Chicago, IL, Board of Education, (Chicago School Reform), (FGIC), 0.00%, 12/1/21	18,066,272
36,135	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/30	9,446,412
10,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/31	2,468,200
19,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/29	5,222,150
10,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/29	2,892,225
10,000	Detroit, MI, School District, (FGIC), 5.00%, 5/1/32	10,256,900
14,375	Detroit, MI, School District, (FGIC), 5.25%, 5/1/28	15,172,956
16,115	Florida Department of Transportation, (Right of Way), (FSA), 5.00%, 7/1/31	16,749,609
16,920	Florida Department of Transportation, (Right of Way), (FSA), 5.00%, 7/1/32	17,579,203
11,790	Frisco, TX, Independent School District, (MBIA), 4.00%, 7/15/36	10,157,203
20,425	Kane Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	9,348,931
50,650	Kane Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	21,799,760
5,580	Navasota, TX, Independent School District, (FGIC), 4.50%, 8/15/30(1)	5,323,822

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$4,945	New Caney, TX, Independent School District, (FSA), 4.75%, 2/15/35	$4,901,830
13,000	Philadelphia, PA, School District, (FGIC), 5.25%, 6/1/34	13,709,930
9,200	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	7,061,736
20,750	Schaumburg, IL, (FGIC), 5.00%, 12/1/38	21,219,780
21,300	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/25	7,499,091
21,125	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/26	7,007,162
21,070	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/27	6,622,512
21,510	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/28	6,393,632
		$303,449,252
Insured-Lease Revenue / Certificates of Participation - 5.8%
$12,010	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	$12,166,010
42,795	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	43,625,651
		$55,791,661
Insured-Other Revenue - 0.2%
$2,235	Maine HEFA, (Maine Life Care Retirement Community), (AMBAC), 4.50%, 7/1/28	$2,176,667
		$2,176,667
Insured-Private Education - 1.1%
$10,000	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	$10,458,800
		$10,458,800
Insured-Public Education - 7.8%
$3,000	Kansas Development Finance Authority, (University of Kansas), (MBIA), 4.50%, 4/1/35	$2,892,330
31,770	University of California, (FGIC), 5.00%, 9/1/27	32,380,937
6,325	University of California, (MBIA), 4.75%, 5/15/31	6,378,320
20,000	University of California, (MBIA), 4.75%, 5/15/37	20,137,400
12,500	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/29	13,308,000
		$75,096,987

Principal Amount (000's omitted)	Security	Value
Insured-Sewer Revenue - 3.0%
$13,670	Chicago, IL, Wastewater Transmission, (MBIA), 0.00%, 1/1/23	$5,568,611
19,000	King County, WA, Sewer, (FGIC), 5.00%, 1/1/31	19,385,700
5,845	Passaic Valley, NJ, Sewer Commissioners, (FGIC), 2.50%, 12/1/32	3,917,202
		$28,871,513
Insured-Special Tax Revenue - 6.1%
$10,000	Grand Forks, ND, Sales Tax Revenue, (Alerus Project), (MBIA), 4.50%, 12/15/29	$9,744,600
4,650	Greater Richmond, VA, Convention Center Authority, Hotel Tax Revenue, (MBIA), 4.50%, 6/15/32	4,469,766
18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	7,044,807
10,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, (MBIA), 5.00%, 11/15/30	10,302,800
10,500	Reno, NV, Sales and Room Tax, (AMBAC), 5.125%, 6/1/37	10,780,350
15,500	Utah Transportation Authority Sales Tax, (FSA), 5.00%, 6/15/32	15,841,930
		$58,184,253
Insured-Transportation - 41.6%
$10,000	Atlanta, GA, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$10,018,700
15,600	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33	16,093,584
6,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	6,075,780
10,200	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/21	4,541,448
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	7,437,600
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	3,728,600
17,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/25	5,964,960
15,690	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	15,120,453
34,915	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	35,450,247
13,230	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	13,416,278
9,985	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.125%, 1/1/37	10,172,618
5,540	Metropolitan Transportation Authority, NY, (AMBAC), 4.50%, 11/15/34	5,351,474

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$7,000	Metropolitan Transportation Authority, NY, (AMBAC), 5.00%, 11/15/33	$7,247,730
3,250	Metropolitan Transportation Authority, NY, (MBIA), 4.50%, 11/15/35	3,137,225
20,000	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 5.375%, 1/1/40	20,673,800
10,070	Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	4,090,837
3,100	Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	938,866
13,700	Newark, NJ, Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	14,090,176
7,500	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	7,065,075
24,665	Northwest Parkway Public Highway Authority, CO, (FSA), 5.25%, 6/15/41	25,723,129
75,000	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/31	19,486,500
45,020	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/26	15,407,195
119,000	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/34	26,284,720
87,045	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (MBIA), 0.00%, 1/15/25	31,487,658
40,165	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	18,998,045
23,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/27	7,214,640
64,900	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	65,634,019
		$400,851,357
Insured-Utilities - 8.0%
$5,000	Illinois Development Finance Authority, (Peoples Gas, Light and Coke), (AMBAC), 5.00%, 2/1/33	$5,095,400
61,000	Los Angeles, CA, Department of Water and Power, (FGIC), 5.00%, 7/1/43	61,791,170
10,000	West Palm Beach, FL, Utility System, (FGIC), 5.00%, 10/1/34	10,326,100
		$77,212,670
Insured-Water and Sewer - 12.9%
$25,885	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39(2)	$26,325,304
20,935	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37(3)	21,439,952
26,000	East Bay, CA, Municipal Utility District Water System, (MBIA), 5.00%, 6/1/38	26,501,800
16,450	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	16,506,259

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$9,675	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	$9,457,990
8,500	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (MBIA), 5.125%, 6/15/34	8,786,280
9,500	Palm Coast, FL, Utility System, (MBIA), 5.00%, 10/1/33	9,788,420
15,250	Pittsburgh, PA, Water and Sewer Authority, (FGIC), 0.00%, 9/1/26	5,036,923
		$123,842,928
Insured-Water Revenue - 2.8%
$8,930	Albany, OR, Water, (FGIC), 5.00%, 8/1/33	$9,214,956
3,250	Baltimore, MD, (Water Projects), (FGIC), 5.125%, 7/1/42	3,353,740
1,000	Detroit, MI, Water Supply System, (FGIC), 4.50%, 7/1/31	963,380
1,315	Detroit, MI, Water Supply System, (FGIC), 4.50%, 7/1/32	1,262,045
5,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/33	5,162,500
6,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	6,191,580
1,000	Metropolitan Water District, CA, (MBIA), 5.00%, 7/1/37	1,018,530
		$27,166,731
Other Revenue - 3.5%
$32,500	Golden Tobacco Securitization Corp., CA, 5.375%, 6/1/28	$33,833,800
		$33,833,800
Special Tax Revenue - 3.5%
$8,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/30	$8,567,920
10,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/31	10,713,500
4,600	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	4,792,418
1,750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	1,794,958
2,405	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,528,425
5,110	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	5,356,915
		$33,754,136

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation - 7.3%
$12,770	Florida Department of Transportation, (Turnpike Revenue), 4.75%, 7/1/31	$12,836,021
15,750	Port Authority of New York and New Jersey, 5.00%, 9/1/38	16,175,565
39,960	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	40,899,859
		$69,911,445
Total Tax-Exempt Investments - 161.6% (identified cost $1,505,666,508)		$1,555,977,900
Other Assets, Less Liabilities - (0.0)%		$(333,699)
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (61.6)%		$(592,731,254)
Net Assets Applicable to Common Shares - 100.0%		$962,912,947

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 82.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.6% to 26.6% of total investments.

(1)  When-issued security.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 161.8%
Principal Amount (000's omitted)	Security	Value
Electric Utilities - 1.0%
$3,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$3,104,820
		$3,104,820
Escrowed / Prerefunded - 4.0%
$5,110	Foothill/Eastern, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/30	$1,485,324
9,175	San Joaquin Hills, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/22	4,114,896
18,100	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/25	6,897,367
		$12,497,587
General Obligations - 6.8%
$6,750	California, 5.25%, 4/1/30	$7,024,387
3,250	California, 5.25%, 4/1/34	3,405,480
9,975	California, 5.50%, 11/1/33	10,689,310
		$21,119,177
Hospital - 5.7%
$2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,063,420
1,325	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.00%, 7/1/39	1,312,876
3,600	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/30	3,703,212
4,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	4,176,440
3,360	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	3,404,218
3,005	Washington Township Health Care District, 5.25%, 7/1/29	3,079,494
		$17,739,660
Insured-Electric Utilities - 3.0%
$4,000	Sacramento, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28	$4,112,720
5,000	Sacramento, Municipal Electric Utility District, (MBIA), 5.00%, 8/15/28	5,141,100
		$9,253,820

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded - 4.4%
$7,540	Foothill/Eastern, Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/21	$3,569,361
9,000	North Orange County Community College District, Prerefunded to 8/1/12, (MBIA), 5.00%, 2/1/27	9,945,090
		$13,514,451
Insured-General Obligations - 23.6%
$2,840	Azusa Unified School District, (FSA), 0.00%, 7/1/25	$1,003,287
3,290	Azusa Unified School District, (FSA), 0.00%, 7/1/27	1,037,436
6,030	Burbank Unified School District, (FGIC), 0.00%, 8/1/21	2,680,878
1,835	Buttonwillow Union School District, (Election of 2002), (AMBAC), 5.50%, 11/1/27	2,111,938
2,000	California, (AMBAC), 4.25%, 3/1/27	1,873,460
2,180	Ceres Unified School District, (FGIC), 0.00%, 8/1/25	766,837
3,000	Chino Valley Unified School District, (FSA), 5.00%, 8/1/26	3,112,590
6,555	Foothill-De Anza Community College District, (Election of 1999), (FGIC), 0.00%, 8/1/28	1,949,588
8,500	Foothill-De Anza Community College District, (Election of 1999), (FGIC), 0.00%, 8/1/29	2,394,365
8,865	Foothill-De Anza Community College District, (Election of 1999), (FGIC), 0.00%, 8/1/30	2,364,650
1,835	Huntington Beach City School District, (FGIC), 0.00%, 8/1/24	683,354
2,060	Huntington Beach City School District, (FGIC), 0.00%, 8/1/25	724,626
2,140	Huntington Beach City School District, (FGIC), 0.00%, 8/1/26	712,085
2,000	Jurupa Unified School District, (FGIC), 0.00%, 8/1/23	790,880
2,000	Jurupa Unified School District, (FGIC), 0.00%, 8/1/26	665,500
2,235	Kings Canyon Joint Unified School District, (FGIC), 0.00%, 8/1/25	786,184
10,000	Los Angeles Unified School District, (Election of 1997), (MBIA), 5.125%, 1/1/27	10,404,300
3,225	Modesto High School District, Stanislaus County, (FGIC), 0.00%, 8/1/24	1,200,990
5,000	Riverside Unified School District, (FGIC), 5.00%, 2/1/27	5,171,550
6,135	Salinas Union High School District, (MBIA), 5.00%, 6/1/27	6,352,915
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/22	4,205,500
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/23	3,964,100
8,000	San Juan Unified School District, (FSA), 0.00%, 8/1/21	3,556,720
5,000	San Mateo County Community College District, (FGIC), 0.00%, 9/1/22	2,088,750

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$4,365	San Mateo County Community College District, (FGIC), 0.00%, 9/1/23	$1,718,850
3,955	San Mateo County Community College District, (FGIC), 0.00%, 9/1/25	1,385,239
5,240	San Mateo Union High School District, (FGIC), 0.00%, 9/1/21	2,320,010
2,740	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	2,818,556
3,825	Union Elementary School District, (FGIC), 0.00%, 9/1/24	1,418,386
3,000	Ventura County Community College District, (MBIA), 5.00%, 8/1/27	3,108,360
		$73,371,884
Insured-Hospital - 6.8%
$20,860	California Health Facilities Financing Authority, (Sutter Health), (MBIA), 5.00%, 8/15/38	$21,148,494
		$21,148,494
Insured-Lease Revenue / Certificates of Participation - 22.1%
$2,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/30	$531,160
5,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/35	1,011,000
8,545	Anaheim, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/29	2,396,616
30,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	30,389,700
1,000	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	1,027,810
6,000	Sacramento Financing Authority, (City Hall Redevelopment), (FSA), 5.00%, 12/1/28	6,159,060
5,805	San Bernardino County Medical Center Financing Project, (MBIA), 5.00%, 8/1/28	5,896,429
15,000	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	15,291,150
5,850	Shasta Joint Powers Financing Authority, (County Administration Building), (MBIA), 5.00%, 4/1/29	6,003,153
		$68,706,078
Insured-Private Education - 0.5%
$1,560	California Educational Facilities Authority, (St. Mary's College of California), (MBIA), 5.125%, 10/1/26	$1,635,535
		$1,635,535

Principal Amount (000's omitted)	Security	Value
Insured-Public Education - 12.3%
$1,000	California State University, (AMBAC), 5.125%, 11/1/26	$1,041,370
21,250	University of California, (FGIC), 5.00%, 9/1/27	21,658,637
15,000	University of California, (FGIC), 5.125%, 9/1/30	15,497,400
		$38,197,407
Insured-Sewer Revenue - 13.6%
$23,115	East Bay Municipal Utility District Water System, Sewer Revenue, (MBIA), 5.00%, 6/1/38	$23,518,588
18,350	Livermore-Amador Valley Water Management Agency, (AMBAC), 5.00%, 8/1/31	18,814,071
		$42,332,659
Insured-Special Assessment Revenue - 5.2%
$1,800	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	$1,847,016
7,000	Pomona Public Financing Authority, (MBIA), 5.00%, 2/1/33	7,121,660
4,045	Santa Clara Valley Transportation Authority, (MBIA), 5.00%, 6/1/26	4,162,507
3,000	Tustin Unified School District, (FSA), 5.00%, 9/1/38	3,056,640
		$16,187,823
Insured-Special Tax Revenue - 8.2%
$2,500	North City, School Facility Financing Authority, (AMBAC), 0.00%, 9/1/26	$816,300
13,630	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	13,970,614
3,500	San Francisco, Bay Area Rapid Transportation District, (AMBAC), 5.00%, 7/1/26	3,602,830
7,000	San Francisco, Bay Area Rapid Transportation District, (AMBAC), 5.125%, 7/1/36	7,225,960
		$25,615,704
Insured-Transportation - 14.7%
$15,150	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33	$15,629,346
7,250	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/36	7,476,852
1,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), 5.00%, 7/1/29	1,034,420
13,940	Sacramento County, Airport System, (FSA), 5.00%, 7/1/27	14,309,689
3,445	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/30	945,377
5,000	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/31	1,299,100

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$15,000	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/26	$5,133,450
		$45,828,234
Insured-Utilities - 7.4%
$8,000	Los Angeles Department of Water and Power, (FGIC), 5.00%, 7/1/43	$8,103,760
14,750	Los Angeles Department of Water and Power, (MBIA), 5.125%, 7/1/41	15,045,737
		$23,149,497
Insured-Water Revenue - 11.9%
$8,180	California Water Resource, (Central Valley), (FGIC), 5.00%, 12/1/29(1)	$8,444,868
1,250	Contra Costa Water District, (FSA), 4.50%, 10/1/27	1,230,012
5,500	Contra Costa Water District, (FSA), 4.50%, 10/1/31	5,346,495
7,620	East Bay Municipal Utility District Water System, (MBIA), 5.00%, 6/1/38	7,767,066
2,000	East Bay Municipal Utility District Water System, (MBIA), 5.00%, 6/1/26	2,058,100
10,000	Metropolitan Water District, (FGIC), 5.00%, 10/1/36	10,319,300
1,750	San Diego, (Water Utility Fund), (FGIC), 4.75%, 8/1/28	1,756,037
		$36,921,878
Lease Revenue / Certificates of Participation - 0.9%
$2,570	Sacramento Financing Authority, 5.40%, 11/1/20	$2,789,941
		$2,789,941
Transportation - 2.8%
$8,500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$8,593,840
		$8,593,840
Water Revenue - 6.9%
$21,180	Southern California Metropolitan Water District, 5.00%, 7/1/37	$21,500,242
		$21,500,242
Total Tax-Exempt Investments - 161.8% (identified cost $488,143,858)		$503,208,731

Value
Other Assets, Less Liabilities - 0.9%	$2,722,860
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (62.7)%	$(195,011,807)
Net Assets Applicable to Common Shares - 100.0%	$310,919,784

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 82.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 16.1% to 28.1% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 160.6%
Principal Amount (000's omitted)	Security	Value
Electric Utilities - 1.8%
$1,950	Long Island Power Authority Electric System Revenue, 5.00%, 9/1/27	$1,997,697
1,000	New York Power Authority, 5.25%, 11/15/40	1,044,060
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,049,030
		$4,090,787
General Obligations - 7.3%
$3,000	New York, 5.00%, 8/1/19	$3,123,960
3,000	New York, 5.00%, 12/1/33	3,061,140
1,500	New York, 5.25%, 1/15/28	1,568,610
3,500	New York City, 5.25%, 8/15/26	3,694,635
3,075	New York City, 5.25%, 6/1/27	3,204,242
2,000	New York City, 5.25%, 1/15/33	2,084,820
		$16,737,407
Hospital - 5.8%
$1,180	New York Dormitory Authority Revenue, (Lenox Hill Hospital), 5.50%, 7/1/30	$1,215,412
1,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/34	1,789,042
10,000	New York Dormitory Authority, (North General Hospital), 5.00%, 2/15/25	10,291,100
		$13,295,554
Insured-Electric Utilities - 5.1%
$5,000	Long Island Power Authority Electric System Revenue, (FSA), 0.00%, 6/1/22	$2,269,350
7,500	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	7,737,300
4,785	Long Island Power Authority, (FSA), 0.00%, 6/1/28	1,560,676
		$11,567,326
Insured-Escrowed / Prerefunded - 0.9%
$2,000	Metropolitan Transportation Authority, Petroleum Tax Fund, Prerefunded to 11/15/11, (FGIC), 5.00%, 11/15/31	$2,162,980
		$2,162,980
Insured-General Obligations - 3.0%
$1,750	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$1,802,377
2,700	Sachem Central School District, Holbrook, (MBIA), 5.00%, 10/15/26	2,811,294

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$2,085	Sachem Central School District, Holbrook, (MBIA), 5.00%, 10/15/28	$2,167,941
		$6,781,612
Insured-Health Care Miscellaneous - 2.3%
$5,000	New York Dormitory Authority, (Mental Health Services Facilities), (AMBAC), 5.00%, 2/15/30	$5,179,100
		$5,179,100
Insured-Hospital - 27.0%
$15,500	New York City Health and Hospital Corp., (Health Systems), (AMBAC), 5.00%, 2/15/23	$16,060,170
10,600	New York Dormitory Authority, (Hospital Surgery), (MBIA), 5.00%, 2/1/38	10,774,370
6,800	New York Dormitory Authority, (Maimonides Medical Center), (MBIA), 5.00%, 8/1/33	7,017,124
4,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/26	1,446,280
23,835	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/28	7,742,800
26,070	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/29	8,012,093
10,305	New York Dormitory Authority, (Montefiore Medical Center), (FGIC), 5.00%, 8/1/33	10,623,321
		$61,676,158
Insured-Other Revenue - 3.4%
$5,535	New York City Cultural Resource, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$5,661,751
2,000	New York City Cultural Resource, (Wildlife Conservation Society), (FGIC), 5.00%, 2/1/34	2,062,240
		$7,723,991
Insured-Private Education - 29.1%
$4,000	Madison County, IDA, (Colgate University), (MBIA), 5.00%, 7/1/39	$4,116,120
16,500	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/41	16,777,530
11,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	11,945,740
1,300	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.00%, 7/1/29	1,347,151
2,225	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.125%, 7/1/26	2,338,586
1,000	New York Dormitory Authority, (Iona College), (XLCA), 5.125%, 7/1/32	1,035,410

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Private Education (continued)
$4,250	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	$4,353,913
5,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	5,086,850
3,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/40	3,460,440
13,585	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/32	14,281,231
1,820	New York Dormitory Authority, (Rockefeller University), (MBIA), 4.75%, 7/1/37	1,825,151
		$66,568,122
Insured-Public Education - 4.2%
$9,500	New York Dormitory Authority, (University Educational Facility), (MBIA), 4.75%, 5/15/25	$9,544,650
		$9,544,650
Insured-Solid Waste - 2.1%
$1,645	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/20	$840,217
1,790	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	867,237
1,240	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/22	569,309
1,090	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	473,769
1,490	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/24	611,377
3,735	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	1,447,910
		$4,809,819
Insured-Special Tax Revenue - 10.3%
$15,560	Metropolitan Transportation Authority, Petroleum Tax Fund, (FSA), 5.00%, 11/15/32(1)	$16,000,970
7,250	New York City Transitional Finance Authority, (Future Tax), (MBIA), 5.00%, 5/1/31	7,454,668
		$23,455,638
Insured-Transportation - 33.6%
$32,500	Metropolitan Transportation Authority, (FSA), 5.00%, 11/15/30	$33,484,100
5,775	Port Authority of New York and New Jersey, (MBIA), 5.125%, 10/15/30	5,965,806

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$11,500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	$11,927,915
24,600	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	25,297,164
		$76,674,985
Insured-Water and Sewer - 11.0%
$7,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38	$7,177,100
10,000	New York City Municipal Water Finance Authority, Water and Sewer, (MBIA), 5.125%, 6/15/34	10,336,800
7,500	Niagara Falls Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	7,714,200
		$25,228,100
Insured-Water Revenue - 0.8%
$1,000	Buffalo Municipal Water Finance Authority, (FSA), 5.125%, 7/1/32	$1,035,410
900	Upper Mohawk Valley Regional Water Finance Authority, (FGIC), 4.75%, 4/1/33	902,079
		$1,937,489
Lease Revenue / Certificates of Participation - 1.8%
$4,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$4,119,240
		$4,119,240
Private Education - 2.8%
$1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	$1,666,920
1,720	New York City, IDA, (St. Francis College), 4.50%, 10/1/24	1,626,982
3,065	Rensselaer County Industrial Development Agency, (Rensselaer Polytech Institute), 5.125%, 8/1/27	3,153,885
		$6,447,787

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation - 8.3%
$14,500	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$14,891,790
3,990	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	4,083,845
		$18,975,635
Total Tax-Exempt Investments - 160.6% (identified cost $354,206,809)		$366,976,380
Other Assets, Less Liabilities - 1.8%		$4,014,947
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (62.4)%		$(142,516,109)
Net Assets Applicable to Common Shares - 100.0%		$228,475,218

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 82.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 35.9% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of March 31, 2005

	Insured Municipal Fund	Insured California Fund	Insured New York Fund
Assets
Investments -
Identified cost	$1,505,666,508	$488,143,858	$354,206,809
Unrealized appreciation	50,311,392	15,064,873	12,769,571
Investments, at value	$1,555,977,900	$503,208,731	$366,976,380
Receivable for investments sold	$5,099,261	$-	$258,530
Interest receivable	16,781,120	5,183,130	4,442,006
Prepaid expenses	77,103	15,156	-
Total assets	$1,577,935,384	$508,407,017	$371,676,916
Liabilities
Payable for investments purchased	$301,171	$-	$-
Payable for daily variation margin on open financial futures contracts	2,750,000	776,875	499,125
Payable for when-issued securities	14,104,262	-	-
Due to bank	5,001,224	1,638,917	148,036
Accrued expenses	134,526	59,634	38,428
Total liabilities	$22,291,183	$2,475,426	$685,589
Auction preferred shares at liquidation value plus cumulative unpaid dividends	592,731,254	195,011,807	142,516,109
Net assets applicable to common shares	$962,912,947	$310,919,784	$228,475,218
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$646,067	$216,282	$156,981
Additional paid-in capital	911,973,551	305,163,036	221,346,825
Accumulated net realized loss (computed on the basis of identified cost)	(12,313,618)	(12,577,641)	(7,721,764)
Accumulated undistributed net investment income	6,171,564	1,115,849	572,041
Net unrealized appreciation (computed on the basis of identified cost)	56,435,383	17,002,258	14,121,135
Net assets applicable to common shares	$962,912,947	$310,919,784	$228,475,218
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	23,700	7,800	5,700
Common Shares Outstanding
	64,606,667	21,628,202	15,698,145
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.90	$14.38	$14.55

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2005

	Insured Municipal Fund	Insured California Fund	Insured New York Fund
Investment Income
Interest	$38,200,752	$12,282,041	$8,885,847
Total investment income	$38,200,752	$12,282,041	$8,885,847
Expenses
Investment adviser fee	$5,044,923	$1,643,869	$1,203,362
Trustees' fees and expenses	9,452	7,102	5,536
Legal and accounting services	45,213	28,688	26,792
Printing and postage	52,341	20,298	8,858
Custodian fee	200,980	105,553	88,483
Transfer and dividend disbursing agent	35,610	33,545	30,032
Preferred shares remarketing agent fee	738,600	243,083	177,637
Miscellaneous	115,142	28,112	41,921
Total expenses	$6,242,261	$2,110,250	$1,582,621
Deduct -
Reduction of custodian fee	$31,360	$9,126	$6,880
Reduction of investment adviser fee	2,486,154	809,289	592,424
Total expense reductions	$2,517,514	$818,415	$599,304
Net expenses	$3,724,747	$1,291,835	$983,317
Net investment income	$34,476,005	$10,990,206	$7,902,530
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$8,601,156	$506,747	$1,852,391
Financial futures contracts	(15,444,425)	(4,755,606)	(3,584,184)
Net realized loss	$(6,843,269)	$(4,248,859)	$(1,731,793)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$4,930,228	$3,149,073	$1,441,543
Financial futures contracts	11,975,672	3,769,609	2,867,458
Net change in unrealized appreciation (depreciation)	$16,905,900	$6,918,682	$4,309,001
Net realized and unrealized gain	$10,062,631	$2,669,823	$2,577,208
Distributions to preferred shareholders
From net investment income	$(4,572,480)	$(1,414,440)	$(1,053,636)
Net increase in net assets from operations	$39,966,156	$12,245,589	$9,426,102

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2005

Increase (Decrease) in Net Assets	Insured Municipal Fund	Insured California Fund	Insured New York Fund
From operations -
Net investment income	$34,476,005	$10,990,206	$7,902,530
Net realized loss from investment transactions and financial futures contracts	(6,843,269)	(4,248,859)	(1,731,793)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	16,905,900	6,918,682	4,309,001
Distributions to preferred shareholders -
From net investment income	(4,572,480)	(1,414,440)	(1,053,636)
Net increase in net assets from operations	$39,966,156	$12,245,589	$9,426,102
Distributions to common shareholders -
From net investment income	$(30,284,055)	$(9,602,922)	$(6,922,882)
Total distributions to common shareholders	$(30,284,055)	$(9,602,922)	$(6,922,882)
Net increase in net assets	$9,682,101	$2,642,667	$2,503,220
Net Assets Applicable to Common Shares
At beginning of period	$953,230,846	$308,277,117	$225,971,998
At end of period	$962,912,947	$310,919,784	$228,475,218
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$6,171,564	$1,115,849	$572,041

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2004

Increase (Decrease) in Net Assets	Insured Municipal Fund	Insured California Fund	Insured New York Fund
From operations -
Net investment income	$70,047,535	$22,340,828	$15,994,026
Net realized loss from investment transactions and financial futures contracts	(8,734,890)	(7,745,257)	(5,436,021)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	11,734,079	8,299,834	3,674,762
Distributions to preferred shareholders -
From net investment income	(7,059,224)	(1,809,028)	(1,398,712)
Net increase in net assets from operations	$65,987,500	$21,086,377	$12,834,055
Distributions to common shareholders -
From net investment income	$(60,568,755)	$(19,465,383)	$(14,128,331)
Total distributions to common shareholders	$(60,568,755)	$(19,465,383)	$(14,128,331)
Net increase (decrease) in net assets	$5,418,745	$1,620,994	$(1,294,276)
Net Assets Applicable to Common Shares
At beginning of year	$947,812,101	$306,656,123	$227,266,274
At end of year	$953,230,846	$308,277,117	$225,971,998
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$6,552,094	$1,143,005	$646,029

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund
	Six Months Ended March 31, 2005	Year Ended September 30,
	(Unaudited)(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of period (Common shares)	$14.750	$14.670	$14.810	$14.325	(3)
Income (loss) from operations
Net investment income	$0.534	$1.084	$1.041	$0.040
Net realized and unrealized gain	0.156	0.043	0.009	0.454
Distributions to preferred shareholders from net investment income	(0.071)	(0.109)	(0.091)	-
Total income from operations	$0.619	$1.018	$0.959	$0.494
Less distributions to common shareholders
From net investment income	$(0.469)	$(0.938)	$(0.908)	$-
Total distributions to common shareholders	$(0.469)	$(0.938)	$(0.908)	$-
Preferred and Common shares offering costs charged to paid-in capital	$-	$-	$(0.007)	$(0.009)
Preferred Shares underwriting discounts	$-	$-	$(0.184)	$-
Net asset value - End of period (Common shares)	$14.900	$14.750	$14.670	$14.810
Market value - End of period (Common shares)	$13.850	$13.950	$13.580	$15.000
Total Investment Return on Net Asset Value(5)	4.41%	7.58%	5.67%	3.39	%(4)
Total Investment Return on Market Value(5)	2.62%	9.91%	(3.42)%	4.71	%(4)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$962,913		$953,231	$947,812	$934,619
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	0.78	%(7)	0.77%	0.75%	0.48	%(7)
Net expenses after custodian fee reduction(6)	0.77	%(7)	0.77%	0.73%	0.46	%(7)
Net investment income(6)	7.14	%(7)	7.41%	7.20%	3.20	%(7)
Portfolio Turnover	22%		37%	63%	0%

*  The operating expenses of the Fund reflect reductions of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.29	%(7)	1.29%	1.26%	0.80	%(7)
Expenses after custodian fee reduction(6)	1.28	%(7)	1.29%	1.24%	0.78	%(7)
Net investment income(6)	6.63	%(7)	6.89%	6.69%	2.88	%(7)
Net investment income per share	$0.496		$1.008	$0.967	$0.036

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.48	%(7)	0.47%	0.47%
Net expenses after custodian fee reduction	0.48	%(7)	0.47%	0.46%
Net investment income	4.43	%(7)	4.56%	4.54%

†  The operating expenses of the Fund reflect reductions of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.80	%(7)	0.79%	0.79%
Expenses after custodian fee reduction	0.80	%(7)	0.79%	0.78%
Net investment income	4.11	%(7)	4.24%	4.22%
Senior Securities:
Total preferred shares outstanding	23,700		23,700	23,700
Asset coverage per preferred share(8)	$65,639		$65,233	$65,008
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, August 30, 2002, to September 30, 2002.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund
	Six Months Ended March 31, 2005	Year Ended September 30,
	(Unaudited)(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of period (Common shares)	$14.250	$14.180	$14.760	$14.325	(3)
Income (loss) from operations
Net investment income	$0.508	$1.033	$0.993	$0.031
Net realized and unrealized gain (loss)	0.131	0.021	(0.402)	0.420
Distributions to preferred shareholders from net investment income	(0.065)	(0.084)	(0.078)	-
Total income from operations	$0.574	$0.970	$0.513	$0.451
Less distributions to common shareholders
From net investment income	$(0.444)	$(0.900)	$(0.901)	$-
Total distributions to common shareholders	$(0.444)	$(0.900)	$(0.901)	$-
Preferred and Common shares offering costs charged to paid-in capital	$-	$-	$(0.011)	$(0.016)
Preferred Shares underwriting discounts	$-	$-	$(0.181)	$-
Net asset value - End of period (Common shares)	$14.380	$14.250	$14.180	$14.760
Market value - End of period (Common shares)	$13.460	$13.730	$13.410	$15.000
Total Investment Return on Net Asset Value(5)	4.21%	7.34%	2.58%	3.04	%(4)
Total Investment Return on Market Value(5)	1.24%	9.36%	(4.54)%	4.71	%(4)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$310,920		$308,277	$306,656	$311,634
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	0.84	%(7)	0.83%	0.80%	0.61	%(7)
Net expenses after custodian fee reduction(6)	0.83	%(7)	0.83%	0.77%	0.59	%(7)
Net investment income(6)	7.06	%(7)	7.23%	7.02%	2.54	%(7)
Portfolio Turnover	4%		24%	38%	0%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.36	%(7)	1.36%	1.31%	0.93	%(7)
Expenses after custodian fee reduction(6)	1.35	%(7)	1.36%	1.28%	0.91	%(7)
Net investment income(6)	6.54	%(7)	6.71%	6.51%	2.22	%(7)
Net investment income per share	$0.471		$0.959	$0.921	$0.027

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.51	%(7)	0.51%	0.50%
Net expenses after custodian fee reduction	0.51	%(7)	0.51%	0.48%
Net investment income	4.35	%(7)	4.43%	4.42%

*  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.83	%(7)	0.83%	0.82%
Expenses after custodian fee reduction	0.83	%(7)	0.83%	0.80%
Net investment income	4.03	%(7)	4.11%	4.10%
Senior Securities:
Total preferred shares outstanding	7,800		7,800	7,800
Asset coverage per preferred share(8)	$64,863		$64,524	$64,316
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, August 30, 2002, to September 30, 2002.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund
	Six Months Ended March 31, 2005	Year Ended September 30,
	(Unaudited)(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of period (Common shares)	$14.390	$14.480	$14.690	$14.325	(3)
Income (loss) from operations
Net investment income	$0.503	$1.019	$0.981	$0.028
Net realized and unrealized gain (loss)	0.165	(0.120)	(0.006)*	0.358
Distributions to preferred shareholders from net investment income	(0.067)	(0.089)	(0.090)	-
Total income from operations	$0.601	$0.810	$0.885	$0.386
Less distributions to common shareholders
From net investment income	$(0.441)	$(0.900)	$(0.900)	$-
Total distributions to common shareholders	$(0.441)	$(0.900)	$(0.900)	$-
Preferred and Common shares offering costs charged to paid-in capital	$-	$-	$(0.013)	$(0.021)
Preferred Shares underwriting discounts	$-	$-	$(0.182)	$-
Net asset value - End of period (Common shares)	$14.550	$14.390	$14.480	$14.690
Market value - End of period (Common shares)	$13.320	$13.860	$13.450	$15.060
Total Investment Return on Net Asset Value(5)	4.40%	6.10%	5.09%	2.55	%(4)
Total Investment Return on Market Value(5)	(0.77)%	10.02%	(4.78)%	5.13	%(4)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$228,475		$225,972	$227,266	$223,739
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	0.87	%(7)	0.86%	0.83%	0.71	%(7)
Net expenses after custodian fee reduction(6)	0.86	%(7)	0.85%	0.79%	0.68	%(7)
Net investment income(6)	6.93	%(7)	7.11%	6.83%	2.26	%(7)
Portfolio Turnover	9%		33%	64%	8%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.39	%(7)	1.38%	1.34%	1.03	%(7)
Expenses after custodian fee reduction(6)	1.38	%(7)	1.37%	1.30%	1.00	%(7)
Net investment income(6)	6.41	%(7)	6.59%	6.33%	1.94	%(7)
Net investment income per share	$0.465		$0.944	$0.909	$0.024

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.53	%(7)	0.52%	0.52%
Net expenses after custodian fee reduction	0.53	%(7)	0.52%	0.50%
Net investment income	4.27	%(7)	4.35%	4.31%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.86	%(7)	0.84%	0.84%
Expenses after custodian fee reduction	0.85	%(7)	0.84%	0.82%
Net investment income	3.95	%(7)	4.03%	3.99%

Senior Securities:

Total preferred shares outstanding	5,700	5,700	5,700
Asset coverage per preferred share(8)	$65,086	$64,646	$64,884
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, August 30, 2002, to September 30, 2002.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

*  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Insured Municipal Bond Fund (Insured Municipal Fund), Eaton Vance Insured California Municipal Bond Fund (Insured California Fund), and Eaton Vance Insured New York Municipal Bond Fund (Insured New York Fund), (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as non-diversified, closed-end management investment companies. The Insured Municipal Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 2, 2002. The Insured California Fund and the Insured New York Fund were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 8, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the bid and asked prices. Futures contracts and options on futures contracts listed on the commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions - Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

C  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

D  Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At September 30, 2004, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Insured Municipal Fund	$1,072,880	September 30, 2011

Insured California Fund	557,635	September 30, 2011

Insured New York Fund	1,251,495	September 30, 2011

	1,166,633	September 30, 2012

Additionally, at September 30, 2004, Insured Municipal Fund, Insured California Fund and Insured New York Fund had net capital losses of $10,957,039, $10,115,483 and $5,122,077, respectively, attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of each Fund's taxable year ending September 30, 2005.

In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Offering Costs - Costs incurred by the Funds in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

F  Financial Futures Contracts - Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Options on Futures Contracts - Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

H  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications - Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund and shareholders are indemnified against personal liability for the obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

J  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

K  Interim Financial Statements - The interim financial statements relating to March 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares (APS)

Each Fund issued Auction Preferred Shares on October 29, 2002 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of the capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and generally have been reset every seven days thereafter by an auction, unless a special dividend period has been set. Special dividend periods are currently in effect on the following series:

Fund	Effective Date	Dividend Period (Days)	Dividend Rate	Maturity Date
Insured Municipal Series C	August 6, 2003	728	1.70%	August 3, 2005

Insured Municipal Fund Series C will pay its accumulated dividends on the first business day of each month. Each series within a Fund is identical in all respects to the other(s), except for the dates of reset for the dividend rates.

Auction Preferred Shares issued and outstanding as of March 31, 2005 and dividend rate ranges for the six months ended March 31, 2005 are as indicated below:

Trust	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
Insured Municipal Series A	4,740	1.00	% - 2.03%
Insured Municipal Series B	4,740	1.068	% - 2.61%

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Trust	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
Insured Municipal Series C	4,740	1.70%
Insured Municipal Series D	4,740	1.40	% - 2.15%
Insured Municipal Series E	4,740	1.00	% - 2.15%
Insured California Series A	3,900	1.01	% - 2.21%
Insured California Series B	3,900	1.05	% - 1.93%
Insured New York Series A	2,850	1.20	% - 2.15%
Insured New York Series B	2,850	0.91	% - 2.05%

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Fund's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. Insured Municipal Fund Series C shares set a special dividend period of 728 days effective August 6, 2003. Insured Municipal Fund Series C will pay its accumulated dividends on the first business day of each month. The applicable dividend rate for APS on March 31, 2005 are listed below. For the six months ended March 31, 2005, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

Fund	APS Dividend Rates as of March 31, 2005	Dividends Paid to Preferred Shareholders from net investment income for the six months ended March 31, 2005	Average APS Dividend Rates for the six months ended March 31, 2005
Insured Municipal Fund Series A	1.90%	935,892	1.59%
Insured Municipal Fund Series B	2.61%	727,945	1.26%
Insured Municipal Fund Series C	1.70%	1,024,129	1.70%
Insured Municipal Fund Series D	2.15%	959,139	1.63%
Insured Municipal Fund Series E	2.15%	925,375	1.58%
Insured California Fund Series A	2.21%	689,781	1.42%
Insured California Fund Series B	1.75%	724,659	1.49%
Insured New York Series A	2.15%	564,099	1.60%
Insured New York Series B	1.80%	489,537	1.39%

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.65% of each Fund's average weekly gross assets, was earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the six months ended March 31, 2005, the fee was equivalent to 0.65% (annualized) of each

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund's average weekly gross assets and amounted to $5,044,923, $1,643,869, and $1,203,362 for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.32% of average weekly gross assets of each Fund during the first five full years of each Fund's operations, 0.24% of average weekly gross assets of each Fund in year six, 0.16% in year seven and 0.08% in year eight. For the six months ended March 31, 2005, EVM contractually waived $2,483,654, $809,289 and $592,424 of its advisory fee for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively. EVM has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Fund that is consideration for third-party research services. For the six months ended March 31, 2005, EVM waived $2,500 of its advisory fee for the Insured Municipal Fund.

Certain officers and one Trustee of each Fund are officers of the above organization.

5  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended March 31, 2005 were as follows:

Insured Municipal Fund
Purchases	$336,342,683
Sales	337,168,804
Insured California Fund
Purchases	$20,926,420
Sales	20,382,061
Insured New York Fund
Purchases	$33,572,069
Sales	39,708,260

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at March 31, 2005, as computed for Federal income tax purposes, were as follows:

Insured Municipal Fund
Aggregate Cost	$1,504,784,274
Gross unrealized appreciation	$53,098,666
Gross unrealized depreciation	(1,905,040)
Net unrealized appreciation	$51,193,626
Insured California Fund
Aggregate Cost	$487,516,398
Gross unrealized appreciation	$16,102,734
Gross unrealized depreciation	(410,401)
Net unrealized appreciation	$15,692,333
Insured New York Fund
Aggregate Cost	$354,161,695
Gross unrealized appreciation	$13,071,868
Gross unrealized depreciation	(257,183)
Net unrealized appreciation	$12,814,685

7  Shares of Beneficial Interest

Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. For the six months ended March 31, 2005 and the year ended September 30, 2004, there were no transactions in Fund shares.

8  Financial Instruments

Each Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment each Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

A summary of obligations under these financial instruments at March 31, 2005 is as follows:

Futures Contracts

Expiration Fund	Date	Contracts	Aggregate Position	Cost	Net Unrealized Value	Appreciation
Insured 4,000 Municipal	06/05	U.S. Treasury Bond	Short	$(451,623,991)	$(445,500,000)	$6,123,991
Insured 1,130 California	06/05	U.S. Treasury Bond	Short	$(127,791,135)	$(125,853,750)	$1,937,385
Insured 726 New York	06/05	U.S. Treasury Bond	Short	$(82,209,814)	$(80,858,250)	$1,351,564

At March 31, 2005, each Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

9  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Fund's assets to the extent of any overdraft. At March 31, 2005, the Insured Municipal Bond Fund, Insured California Fund and Insured New York Fund had payments due to IBT pursuant to the foregoing arrangement of $5,001,224, $1,638,917 and $148,036, respectively.

Eaton Vance Insured Municipal Bond Funds

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Insured Municipal Bond Funds

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Insured Municipal Bond Funds
  c/o PFPC Inc.
  P.O. Box 43027
  Providence, RI 02940-3027
  800-331-1710

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of March 31, 2005, our records indicate that there are 402, 88 and 83 registered shareholders for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively, and approximately 35,000, 9,000 and 8,000 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund, Insured California Fund and Insured New York Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

  Eaton Vance Distributors, Inc.
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109
  1-800-225-6265

American Stock Exchange symbols

Insured Municipal Fund	EIM

Insured California Fund	EVM

Insured New York Fund	ENX

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreements between each of Eaton Vance Insured Municipal Bond Fund, Eaton Vance Insured California Municipal Bond Fund and Eaton Vance Insured New York Municipal Bond Fund (collectively the "Funds" or individually the "Fund"), and the investment adviser, Eaton Vance Management ("Eaton Vance"), each provide that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreements between each Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•An independent report comparing the advisory fees of each Fund with those of comparable funds;

•  An independent report comparing the expense ratio of each Fund to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the investment adviser's municipal bond portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Funds and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Funds and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Funds.

In its review of comparative information with respect to each Fund's investment performance, the Special Committee concluded that each Fund has performed within a range that the Special Committee deemed

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of each Fund, the Special Committee concluded that each Fund's expense ratio is within a range it deemed to be competitive in comparison with comparable funds within the mutual fund industry.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance Funds as a group. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates in providing administration services for each Fund and for all Eaton Vance Funds as a group. The Special Committee also considered a contractual waiver of advisory fees for the first eight year's of each Fund's operations. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the investment adviser's profits with respect to the Fund, the implementation of breakpoints is not appropriate.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures (described herein), is in the interests of shareholders.

Eaton Vance Insured Municipal Bond Funds

INVESTMENT MANAGEMENT

Eaton Vance Insured Municipal Bond Funds

Officers
Thomas J. Fetter
President and Portfolio
Manager of Insured Municipal Bond Fund and Insured New York Municipal Bond Fund
James B. Hawkes
Vice President and Trustee
Craig R. Brandon
Vice President
Cynthia J. Clemson
Vice President and Portfolio
Manager of Insured California
Municipal Bond Fund
Robert B. MacIntosh
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance Insured Municipal Bond Funds

Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Custodian

Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent and Dividend Disbursing Agent

PFPC Inc.

Attn: Eaton Vance Insured Municipal Bond Funds

P.O. Box 43027

Providence, RI 02940-3027

(800) 331-1710

Eaton Vance Insured Municipal Bond Funds

The Eaton Vance Building

255 State Street

Boston, MA 02109

1453-5/05	CE-IMBSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended September 30, 2004 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	May 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	May 11, 2005

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	May 11, 2005

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the

“Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended September 30, 2004 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	May 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	May 11, 2005

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	May 11, 2005

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended September 30, 2004 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	May 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	May 11, 2005

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	May 11, 2005